Fees Summary	Jun. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,268,836
Previously Paid Amount	0
Total Fee Amount	1,572.16
Total Offset Amount	0
Net Fee	$ 1,572.16